AMT CAPITAL SERVICES, INC.
600 Fifth Avenue, 26th Floor
New York, NY 10020

May 14, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	TIFF Investment Program, Inc. (the "Company")
	File Nos. 33-73408,  811-8234
	CERTIFICATION UNDER RULE 497(j)

Ladies and Gentleman:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated April 30, 1997 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment. Further, please be advised that the text of the most recent registration statement has been filed electronically.

Please do not hesitate to contact the undersigned at (800) 762-4848 if you have any questions.

Very truly yours,

/s/ Eric P. Nachimovsky
Eric P. Nachimovsky